Other operating income and expenses	12 Months Ended
Dec. 31, 2022
Other operating income and expenses
Other operating income and expenses

24.Other operating income and expenses

The Company had other operating income of €283,000 for the year ended December 31, 2022 compared to €265,000 for the year ended December 31, 2021. The impact of the recoverable cash advances is further detailed in note 17.1.

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Recoverable cash advances
Initial measurement and re-measurement	247	385	147
R&D incentives (Australia)	86	645	1,000
Capitalization of R&D incentive	(123)	(615)	(573)
Other income/(expenses)	73	(150)	(115)
Total Other Operating Income	283	265	459

The other operating income contains the R&D Incentive (Australia) that relates to an incentive to be received on development expenses incurred by the subsidiary in Australia. The R&D incentive for the year ended December 31, 2022 includes a correction for 2021. For the year ended December 31, 2022, €123,000 has been deducted from the expenses capitalized and for the year ended December 31, 2021, €0.6 million has been deducted from the expenses capitalized in relation to this R&D Incentive.